ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 68.9%
	MONEY MARKET FUNDS - 68.9%
2,244,292	First American Government Obligations Fund, Class X, 4.82% (Cost $2,244,292)(a)			$ 2,244,292

	TOTAL INVESTMENTS - 68.9% (Cost $2,244,292)			$ 2,244,292
	OTHER ASSETS IN EXCESS OF LIABILITIES- 31.1%			1,011,536
	NET ASSETS - 100.0%			$ 3,255,828

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
5	3 Month Euro Euribor Future	09/15/2025	$ 1,366,148	$ 3,033
1	3 Month Euro Euribor Future	09/14/2026	273,021	885
1	3 Month Euro Euribor Future	06/15/2027	272,645	1,094
1	CBOE Volatility Index Future(c)	11/21/2024	18,098	298
5	CBOT 10 Year US Treasury Note Future	12/20/2024	571,406	(1,875)
2	CBOT 5 Year US Treasury Note Future	01/01/2025	219,766	(945)
2	CBOT Corn Future(c)	12/13/2024	42,475	1,700
1	CBOT Corn Future(c)	03/17/2025	22,063	688
1	CBOT Soybean Meal Future(c)	12/16/2024	34,160	1,470
2	CBOT US Treasury Bond Futures	12/20/2024	248,375	(125)
1	CME Class III Milk Future(c)	12/04/2024	45,760	300
1	CME E-Mini NASDAQ 100 Index Future	12/23/2024	405,225	(3,180)
6	CME E-Mini Standard & Poor's 500 Index Future	12/23/2024	1,744,275	29,388
1	CME Lean Hogs Future(c)	02/17/2025	30,950	290
1	COMEX Gold 100 Troy Ounces Future(c)	02/27/2025	268,130	16,590
2	Eurex EURO STOXX 50 Future	12/23/2024	112,014	1,436
1	Eurex EURO STOXX Banks Index Future	12/23/2024	8,056	(10)
3	Eurex Stoxx Europe 600 Futures	12/23/2024	87,835	324
2	Euro-BTP Italian Bond Futures	12/09/2024	270,504	1,746
1	Euronext CAC 40 Index Future	10/21/2024	85,174	1,666
1	Euronext Milling Wheat Future(c)	03/11/2025	12,986	83
1	Euronext Rapeseed Future(c)	11/01/2024	26,166	139
1	Euronext Rapeseed Future(c)	02/03/2025	26,710	(141)
7	EUX Short Term Euro-BTP Futures	12/09/2024	839,204	6,659
1	HKG Hang Seng China Enterprises Index Future	10/31/2024	48,594	(322)
2	HKG Mini-Hang Seng Index Future	10/31/2024	54,744	4,712
2	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	117,270	4,635
4	IFSC NIFTY 50 Index Futures	11/01/2024	208,052	(767)
3	KFE 10 Year Treasury Bond Future	12/18/2024	267,332	(471)
19	KFE 3 Year Treasury Bond Future	12/18/2024	1,534,002	1,540
1	LME Copper Forward USD Future(c)	12/30/2024	245,604	(3,834)
2	Long Gilt Future	12/30/2024	263,199	(4,387)
1	MDE Crude Palm Oil Future(c)	12/16/2024	24,221	1,567
1	MGE Red Wheat Future(c)	12/16/2024	31,088	49
4	Montreal Exchange 10 Year Canadian Bond Future	12/19/2024	369,767	3,023

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2025	$ 25,166	$ 996
1	NYMEX Henry Hub E-mini Natural Gas Future(c)	10/29/2024	7,308	970
1	NYMEX Henry Hub Natural Gas Futures(c)	10/30/2024	29,230	3,900
1	OSE Gold Future(c)	08/27/2025	84,606	4,101
1	Robusta Coffee 10-Tonne Future(c)	11/26/2024	54,980	15,290
1	SAFEX FTSE/JSE Top 40 Index Future	12/20/2024	46,082	2,372
4	SFE 10 Year Australian Bond Future	12/17/2024	321,915	(2,185)
3	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2025	2,057,567	101
1	SGX FTSE Taiwan Index Futures	10/31/2024	74,640	(1,260)
3	SGX MSCI Singapore Index Future	10/30/2024	80,159	(604)
1	SGX Nikkei 225 Stock Index Future	12/13/2024	131,640	(1,218)
9	TEF SET50 Index Future	12/30/2024	50,787	(270)
4	Three-Month SOFR Futures	09/16/2025	967,900	(1,450)
4	Ultra 10-Year US Treasury Note Futures	12/20/2024	473,188	(2,781)
2	Ultra US Treasury Bond Futures	12/20/2024	266,188	(890)
1	WSE WIG20 Index Future	12/23/2024	12,253	(203)
	TOTAL FUTURES CONTRACTS			$ 84,127

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	CBOT Soybean Future(c)	03/17/2025	$ 108,850	$ (3,537)
2	CBOT Soybean Oil Future(c)	12/13/2024	51,972	(1,848)
1	CBOT Wheat Future(c)	03/17/2025	30,213	(1,325)
2	CBOT Wheat Future(c)	12/13/2024	58,399	(3,037)
1	CME E-mini Russell 2000 Index Futures	12/23/2024	112,460	825
1	CME E-Mini Standard & Poor's 500 Index Future	12/23/2024	290,712	(1,255)
1	CME Euro Foreign Exchange Currency Future	12/17/2024	139,581	(137)
1	CME Lean Hogs Future(c)	04/15/2025	33,110	(550)
2	Euronext Milling Wheat Future(c)	05/13/2025	26,389	(827)
1	French Government Bond Futures	12/09/2024	141,231	(613)
1	FTSE 100 Index Future	12/23/2024	110,816	1,316
2	ICE Brent Crude Oil Future(c)	10/31/2024	143,400	3,140
1	ICE WTI Crude Oil Futures Contract(c)	10/22/2024	68,170	1,500
1	KCBT Hard Red Winter Wheat Future(c)	03/17/2025	29,913	(1,175)
1	KCBT Hard Red Winter Wheat Future(c)	12/16/2024	29,188	(1,325)
2	NYBOT CTN Number 2 Cotton Future(c)	12/09/2024	73,610	(4,545)
1	NYBOT FINEX United States Dollar Index Future	12/17/2024	100,521	777
1	NYMEX Brent Crude Oil Last Day Future Contract(c)	11/01/2024	71,700	2,170
2	NYMEX Henry Hub Natural Gas Futures(c)	09/29/2025	68,241	(2,960)
1	NYMEX Light Sweet Crude Oil Future(c)	01/22/2025	67,320	330
1	OSE Nikkei 225 mini Future	12/13/2024	26,405	214
1	SAFEX Yellow Maize Future(c)	12/23/2024	25,149	(601)
1	SGX FTSE China A50 Futures Contract Future	10/31/2024	13,900	(1,656)
	TOTAL FUTURES CONTRACTS			$ (15,089)

	TOTAL FUTURES CONTRACTS			$ 69,038

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FOREIGN CURRENCY EXCHANGE CONTRACTS

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Japanese Yen	10/01/2024	JP Morgan	233,529	$ 1,625	$ (14)
Thailand Baht	10/01/2024	JP Morgan	30,740	948	(5)
Indian Rupee	10/03/2024	JP Morgan	6,122,133	73,087	(96)
Mexican Peso	10/03/2024	JP Morgan	500,000	25,392	(62)
South Korean Won	10/04/2024	JP Morgan	133,196,147	101,118	1,118
Taiwanese Dollar	10/07/2024	JP Morgan	3,181,288	100,219	219
Indian Rupee	10/18/2024	JP Morgan	35,280,552	420,777	(656)
South Korean Won	10/21/2024	JP Morgan	132,673,640	100,729	729
Australian Dollar	10/22/2024	JP Morgan	200,000	138,331	1,649
British Pound	10/22/2024	JP Morgan	187,500	250,682	242
Canadian Dollar	10/22/2024	JP Morgan	100,000	73,984	(210)
Chinese Yuan	10/22/2024	JP Morgan	704,365	100,710	710
Euro	10/22/2024	JP Morgan	375,000	417,927	(70)
Hungarian Forints	10/22/2024	JP Morgan	35,491,998	99,360	(640)
New Zealand Dollar	10/22/2024	JP Morgan	100,000	63,537	857
Norwegian Krone	10/22/2024	JP Morgan	1,043,177	98,882	(1,118)
Singapore Dollar	10/22/2024	JP Morgan	1,031,622	803,584	3,584
South African Rand	10/22/2024	JP Morgan	1,743,581	100,735	735
Swedish Krona	10/22/2024	JP Morgan	1,014,875	100,046	46
Swiss Franc	10/22/2024	JP Morgan	125,000	148,074	152
Taiwanese Dollar	11/01/2024	JP Morgan	3,133,985	99,238	(762)
				$ 3,318,985	$ 6,408

To Sell:
Indian Rupee	10/03/2024	JP Morgan	6,122,133	$ 73,087	$ (170)
South Korean Won	10/04/2024	JP Morgan	133,196,147	101,118	(817)
Taiwanese Dollar	10/07/2024	JP Morgan	3,204,839	100,961	(961)
Indian Rupee	10/18/2024	JP Morgan	35,408,084	422,298	(864)
South Korean Won	10/21/2024	JP Morgan	131,799,000	100,065	(65)
Canadian Dollar	10/22/2024	JP Morgan	300,000	221,952	1,520
Israeli Shekel	10/22/2024	JP Morgan	747,484	200,587	(587)
Mexican Peso	10/22/2024	JP Morgan	1,000,000	50,626	642
Turkish Lira	10/22/2024	JP Morgan	3,516,063	100,627	(627)
Indian Rupee	10/23/2024	JP Morgan	6,104,910	72,787	130
Indian Rupee	10/28/2024	JP Morgan	35,296,446	420,696	738
Taiwanese Dollar	10/28/2024	JP Morgan	3,172,319	100,370	(370)
				$ 1,965,174	$ (1,431)

Total					$ 4,977

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
OPEN FOREIGN CURRENCY EXCHANGE CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Japanese Yen	New Zealand Dollar	10/1/2024	JP Morgan	18,100,712	200,000	125,940	(127,065)	$ (1,125)
New Zealand Dollar	Japanese Yen	10/1/2024	JP Morgan	200,000	18,334,242	127,065	(127,565)	(500)
British Pound	Australian Dollar	10/2/2024	JP Morgan	125,000	242,252	167,123	(167,498)	(375)
Australian Dollar	Canadian Dollar	10/22/2024	JP Morgan	1,200,000	1,107,856	829,985	(819,637)	10,348
Australian Dollar	Japanese Yen	10/22/2024	JP Morgan	400,000	39,367,320	276,662	(274,754)	1,908
Australian Dollar	New Zealand Dollar	10/22/2024	JP Morgan	200,000	218,532	138,331	(138,848)	(517)
British Pound	Australian Dollar	10/22/2024	JP Morgan	125,000	244,120	167,121	(168,847)	(1,726)
British Pound	Euro	10/22/2024	JP Morgan	333,812	400,000	446,297	(445,789)	508
Euro	Australian Dollar	10/22/2024	JP Morgan	125,000	203,729	139,309	(140,910)	(1,601)
Euro	Canadian Dollar	10/22/2024	JP Morgan	500,000	752,532	557,237	(556,753)	484
Euro	Norwegian Krone	10/22/2024	JP Morgan	125,000	1,453,797	139,309	(137,804)	1,505
Euro	Swedish Krona	10/22/2024	JP Morgan	125,000	1,413,241	139,309	(139,317)	(8)
Japanese Yen	New Zealand Dollar	10/22/2024	JP Morgan	36,310,780	400,000	253,422	(254,147)	(725)
New Zealand Dollar	Japanese Yen	10/22/2024	JP Morgan	400,000	36,078,406	254,146	(251,800)	2,346
Swedish Krona	Norwegian Krone	10/22/2024	JP Morgan	1,943,798	2,000,000	191,619	(189,579)	2,040
Swiss Franc	Euro	10/22/2024	JP Morgan	235,792	250,000	279,316	(278,618)	698
Swiss Franc	Japanese Yen	10/22/2024	JP Morgan	500,000	85,155,700	592,294	(594,322)	$ (2,028)
				60,949,894	187,821,727	$ 4,824,485	$ 4,813,253	$ 11,232

Total								$ 16,209

(a)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	This investment is a holding of the Altegris/Crabel CFC.